Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Health Care Portfolio	Apr. 30, 2025
VIP Health Care Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.05%
Past 5 years	5.38%
Past 10 years	7.88%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1513
Average Annual Return:
Past 1 year	2.75%
Past 5 years	7.29%
Past 10 years	8.90%